Prospectus [Line Items]
Risk/Return [Heading]	HARVEST FUNDS CHINA ALL ASSETS
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Harvest Funds China All Assets (the "Fund") seeks to provide income and capital appreciation over the long term.
Expense [Heading]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Harvest Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 32 of the Prospectus.

Shareholder Fees Caption [Text]	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees [Table]
Shareholder Fees - Harvest Funds China All Assets	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	1.50%	1.50%
[1]	Contingent deferred sales charge ("CDSC") on certain investments of $1,000,000 or more redeemed within 12 months of purchase.

Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Harvest Funds China All Assets		Institutional Shares	Class A Shares
Management Fees		1.25%	1.25%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.35%	0.35%
Total Annual Fund Operating Expenses		1.60%	1.85%
Less Fee Reductions and/or Expense Reimbursements		(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.35%	1.60%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Harvest Global Investments Limited ("Harvest" or the "Adviser")has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% and 1.60% of the average daily net assets of the Institutional Class and Class A Shares, respectively, until April 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2017.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Harvest Funds China All Assets - USD ($)	1 Year	3 Years
Institutional Shares	137	481
Class A Shares	704	1,077

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity and fixed income securities of issuers whose activities are related to the economic development and growth of the People's Republic of China ("PRC") and Hong Kong (collectively "China"). Harvest considers an issuer's activities to be related to the economic development and growth of China if:

o The issuer is organized under the laws of, or has its principal office in China;

o The issuer has the primary trading markets for its securities in China;

o The issuer derives at least 50% of its revenue or earnings from goods or services sold or produced in China or has at least 50% of its assets there; or

o The issuer's securities are denominated in Renminbi (the official currency of the PRC).

The equity securities in which the Fund may invest include common stock, preferred stock, American Depositary Receipts ("ADRs"), Global Depositary Receipts, and shares of investment companies (including other mutual funds or exchange-traded funds ("ETFs")).

In selecting equity securities for the Fund, Harvest adopts a fundamental bottom-up research approach combined with top-down sector allocation and strict risk management. Harvest begins by collecting economic, policy, industry, company and other information using its proprietary systems. Harvest then uses quantitative screening, financial modelling and securities valuations to analyze the information it has collected. Harvest then constructs the Fund's portfolio with securities that it believes provide the most upside within its risk control parameters.

The fixed income securities in which the Fund may invest include fixed income securities denominated in Renminbi and U.S. dollars issued by corporations and governments, including the agencies or instrumentalities of governments in the China and Asian region (including Taiwan, South Korea, Malaysia, Singapore, Thailand, Philippines, Indonesia, India, Mongolia, Vietnam, and Sri Lanka). The Fund also may purchase U.S. dollar-denominated fixed income securities issued by PRC and Hong Kong companies in over-the-counter markets through major financial institutions.

With respect to its fixed income investments, the Fund may invest in both investment grade and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade. The Fund may also invest in unrated securities which are determined by Harvest to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

In selecting fixed income securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

The Fund may invest in participatory notes or other structured or derivative instruments ("Access Products") to gain exposure to these equity and fixed income securities and to PRC domestic securities available only to foreign investors that have obtained status as a Qualified Foreign Institutional Investor ("QFII"). In the event that Harvest obtains QFII or Renminbi Qualified Foreign Institutional Investor ("RQFII") status and is granted the quota to invest in PRC domestic securities, it may invest the Fund's assets directly in such PRC domestic securities instead of the Access Products. Until Harvest obtains QFII or RQFII status and is granted the quota to invest in PRC domestic securities, the Renminbi-denominated securities in which the Fund may invest will be principally traded on the CNH market, which is an over-the-counter market located in countries other than the PRC, such as Hong Kong or Singapore, that may be accessed by investors located outside of the PRC that have not obtained QFII or RQFII status. The Fund may also invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

The Fund may change its 80% policy at any time and will notify shareholders in writing 60 days in advance of the change. Access Products with economic characteristics similar to equity and fixed income securities of issuers whose activities are related to the economic development and growth of China will be included as investments that satisfy the Fund's 80% policy described above. The Fund may buy and sell securities frequently in seeking to achieve its objective.

Risk [Heading]	PRINCIPAL RISKS
Risk Narrative [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CHINA-RELATED INVESTMENTS RISK.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The PRC government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the United States. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

CURRENCY RISK.

As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, such as the Renminbi, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DEPOSITARY RECEIPTS RISK.

The Fund may invest in depositary receipts. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

DERIVATIVES RISK.

The Fund's use of futures contracts, forward contracts and Access Products is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for Access Products) hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and Access Products is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EMERGING MARKETS RISK.

Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY MARKET RISK.

Since it purchases equity securities, the Fund is subject to the risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

FIXED INCOME SECURITIES RISK.

CREDIT RISK. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

HIGH YIELD SECURITIES ("JUNK BOND") RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INTEREST RATE RISK. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

FOREIGN SECURITIES RISK.

Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk described above.

INVESTMENTS IN INVESTMENT COMPANIES RISK.

The Fund may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF or closed-end fund could result in its value being more volatile than the underlying portfolio of securities.

LIQUIDITY RISK.

The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

PORTFOLIO TURNOVER RISK.

The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

PREFERRED STOCK RISK.

The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer's ability to make payments on the preferred stock.

SMALL-CAP AND MID-CAP RISK.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

VALUATION RISK.

The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund had not commenced operations as of the date of this Prospectus, and, therefore, no performance information is presented. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.